Portfolio of Investments – as of September 30, 2025 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 100.0% of Net Assets
	Aerospace & Defense — 2.4%
4,788	Boeing Co.(a)(b)	$1,033,394
7,956	General Electric Co.(a)	2,393,324
1,054	HEICO Corp.(a)	340,252
872	Huntington Ingalls Industries, Inc.(a)	251,058
2,018	Lockheed Martin Corp.(a)	1,007,406
10,585	RTX Corp.(a)	1,771,188
		6,796,622
	Air Freight & Logistics — 0.2%
4,041	Expeditors International of Washington, Inc.(a)	495,386
3,336	GXO Logistics, Inc.(a)(b)	176,441
		671,827
	Automobile Components — 0.0%
3,371	Gentex Corp.(a)	95,399
	Automobiles — 2.3%
265	Ferrari NV(a)	128,583
14,666	Tesla, Inc.(a)(b)	6,522,264
		6,650,847
	Banks — 3.8%
43,514	Bank of America Corp.(a)	2,244,887
4,456	East West Bancorp, Inc.(a)	474,341
18,818	Fifth Third Bancorp(a)	838,342
5,601	First Horizon Corp.(a)	126,638
5,126	ICICI Bank Ltd., ADR(a)	154,959
15,997	JPMorgan Chase & Co.(a)	5,045,934
21,813	Wells Fargo & Co.(a)	1,828,366
		10,713,467
	Beverages — 1.1%
5,077	Coca-Cola Europacific Partners PLC(a)	459,011
4,985	Constellation Brands, Inc., Class A(a)	671,330
13,863	PepsiCo, Inc.(a)	1,946,920
		3,077,261
	Biotechnology — 1.7%
10,350	AbbVie, Inc.(a)	2,396,439
318	Alnylam Pharmaceuticals, Inc.(b)	145,008
3,755	Amgen, Inc.(a)	1,059,661
778	BioMarin Pharmaceutical, Inc.(a)(b)	42,137
1,573	Exact Sciences Corp.(a)(b)	86,059
3,534	Moderna, Inc.(a)(b)	91,283
475	United Therapeutics Corp.(a)(b)	199,125
2,166	Vertex Pharmaceuticals, Inc.(a)(b)	848,292
		4,868,004
	Broadline Retail — 3.9%
658	Alibaba Group Holding Ltd., ADR	117,604
49,130	Amazon.com, Inc.(a)(b)	10,787,474
2,019	JD.com, Inc., ADR(a)	70,625
11	MercadoLibre, Inc.(a)(b)	25,706
		11,001,409
	Building Products — 0.2%
4,368	Fortune Brands Innovations, Inc.(a)	233,208
726	Lennox International, Inc.(a)	384,315
		617,523
	Capital Markets — 3.5%
13,575	Bank of New York Mellon Corp.(a)	1,479,132
1,380	BlackRock, Inc.(a)	1,608,901
6,405	Blackstone, Inc.(a)	1,094,294
3,658	Brookfield Asset Management Ltd., Class A(a)	208,287
11,364	Brookfield Corp.(a)	779,343
14,904	Franklin Resources, Inc.(a)	344,729
Shares	Description	Value (†)
	Capital Markets — continued
6,198	KKR & Co., Inc.(a)	$805,430
792	LPL Financial Holdings, Inc.(a)	263,490
11,418	Morgan Stanley(a)	1,815,005
1,270	MSCI, Inc.(a)	720,611
4,691	Raymond James Financial, Inc.(a)	809,667
		9,928,889
	Chemicals — 1.0%
2,031	Air Products & Chemicals, Inc.(a)	553,894
3,979	Linde PLC(a)	1,890,025
2,920	Nutrien Ltd.(a)	171,433
3,228	RPM International, Inc.(a)	380,517
		2,995,869
	Commercial Services & Supplies — 0.6%
2,989	Waste Connections, Inc.(a)	525,466
5,160	Waste Management, Inc.(a)	1,139,483
		1,664,949
	Communications Equipment — 0.9%
1,513	Ciena Corp.(a)(b)	220,399
31,706	Cisco Systems, Inc.(a)	2,169,324
29,041	Telefonaktiebolaget LM Ericsson, ADR(a)	240,169
		2,629,892
	Construction Materials — 0.4%
1,643	Martin Marietta Materials, Inc.(a)	1,035,550
	Consumer Finance — 0.5%
9,973	Ally Financial, Inc.(a)	390,941
13,254	Synchrony Financial(a)	941,697
		1,332,638
	Consumer Staples Distribution & Retail — 1.9%
1,596	BJ's Wholesale Club Holdings, Inc.(a)(b)	148,827
2,768	Costco Wholesale Corp.(a)	2,562,144
26,234	Walmart, Inc.(a)	2,703,676
		5,414,647
	Containers & Packaging — 0.2%
5,343	Crown Holdings, Inc.(a)	516,080
	Distributors — 0.1%
8,829	LKQ Corp.(a)	269,638
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(a)	192,654
	Diversified Telecommunication Services — 0.6%
58,259	AT&T, Inc.(a)	1,645,234
	Electric Utilities — 1.5%
11,920	Alliant Energy Corp.(a)	803,527
9,709	American Electric Power Co., Inc.(a)	1,092,262
2,016	Constellation Energy Corp.(a)	663,405
8,776	OGE Energy Corp.(a)	406,066
31,455	PPL Corp.(a)	1,168,868
		4,134,128
	Electrical Equipment — 1.2%
1,012	Acuity, Inc.(a)	348,523
6,342	Emerson Electric Co.(a)	831,943
1,764	GE Vernova, Inc.(a)	1,084,684
1,572	Hubbell, Inc.(a)	676,447
1,104	NEXTracker, Inc., Class A(a)(b)	81,685
2,958	nVent Electric PLC(a)	291,777
4,249	Sensata Technologies Holding PLC(a)	129,807
		3,444,866
	Electronic Equipment, Instruments & Components — 0.4%
1,677	Arrow Electronics, Inc.(a)(b)	202,917
2,406	CDW Corp.(a)	383,228

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
1,358	Coherent Corp.(a)(b)	$146,284
7,429	Flex Ltd.(a)(b)	430,659
		1,163,088
	Energy Equipment & Services — 0.0%
8,111	NOV, Inc.(a)	107,471
	Entertainment — 1.8%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	209,004
2,330	Netflix, Inc.(a)(b)	2,793,484
1,590	Roku, Inc.(a)(b)	159,207
1,198	TKO Group Holdings, Inc.(a)	241,948
11,164	Walt Disney Co.(a)	1,278,278
16,209	Warner Bros. Discovery, Inc.(a)(b)	316,562
		4,998,483
	Financial Services — 4.2%
10,246	Berkshire Hathaway, Inc., Class B(a)(b)	5,151,074
5,107	Block, Inc.(a)(b)	369,083
5,424	Mastercard, Inc., Class A(a)	3,085,226
10,032	Visa, Inc., Class A(a)	3,424,724
		12,030,107
	Food Products — 0.7%
8,507	Campbell's Co.(a)	268,651
2,045	Ingredion, Inc.(a)	249,715
5,348	Kellanova(a)	438,643
34,347	Kraft Heinz Co.(a)	894,396
2,313	Post Holdings, Inc.(a)(b)	248,601
		2,100,006
	Ground Transportation — 0.9%
1,686	Canadian National Railway Co.(a)	158,990
2,774	Canadian Pacific Kansas City Ltd.(a)	206,635
4,003	J.B. Hunt Transport Services, Inc.(a)	537,083
551	Saia, Inc.(a)(b)	164,947
12,990	Uber Technologies, Inc.(a)(b)	1,272,630
1,248	XPO, Inc.(a)(b)	161,329
		2,501,614
	Health Care Equipment & Supplies — 2.1%
12,369	Abbott Laboratories(a)	1,656,704
4,236	Alcon AG(a)	315,624
6,404	Edwards Lifesciences Corp.(a)(b)	498,039
1,054	IDEXX Laboratories, Inc.(a)(b)	673,390
2,537	Intuitive Surgical, Inc.(a)(b)	1,134,623
12,288	Medtronic PLC(a)	1,170,309
784	Teleflex, Inc.(a)	95,930
3,583	Zimmer Biomet Holdings, Inc.(a)	352,926
		5,897,545
	Health Care Providers & Services — 1.0%
3,010	Cigna Group(a)	867,633
2,836	Elevance Health, Inc.(a)	916,368
2,516	Labcorp Holdings, Inc.(a)	722,243
1,148	Tenet Healthcare Corp.(a)(b)	233,090
		2,739,334
	Health Care REITs — 0.3%
11,399	Ventas, Inc.(a)	797,816
	Health Care Technology — 0.1%
668	Veeva Systems, Inc., Class A(a)(b)	199,004
	Hotels, Restaurants & Leisure — 1.5%
277	Booking Holdings, Inc.(a)	1,495,598
3,019	DraftKings, Inc., Class A(a)(b)	112,910
4,186	Hilton Worldwide Holdings, Inc.(a)	1,086,016
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
7,362	MGM Resorts International(a)(b)	$255,167
4,673	Restaurant Brands International, Inc.(a)	299,726
10,462	Starbucks Corp.(a)	885,085
1,474	Trip.com Group Ltd., ADR(a)	110,845
		4,245,347
	Household Durables — 0.5%
6,602	PulteGroup, Inc.(a)	872,322
3,406	Toll Brothers, Inc.(a)	470,505
		1,342,827
	Household Products — 1.3%
5,869	Church & Dwight Co., Inc.(a)	514,300
2,467	Clorox Co.(a)	304,181
2,299	Kimberly-Clark Corp.(a)	285,858
16,538	Procter & Gamble Co.(a)	2,541,064
		3,645,403
	Independent Power & Renewable Electricity Producers — 0.2%
3,236	Vistra Corp.(a)	633,997
	Insurance — 2.1%
5,620	Arch Capital Group Ltd.(a)	509,903
4,569	Cincinnati Financial Corp.(a)	722,359
12,601	Hartford Insurance Group, Inc.(a)	1,680,847
12,515	Manulife Financial Corp.(a)	389,842
226	Markel Group, Inc.(a)(b)	431,967
7,280	Prudential Financial, Inc.(a)	755,227
911	RenaissanceRe Holdings Ltd.(a)	231,330
9,505	W.R. Berkley Corp.(a)	728,273
1,872	Willis Towers Watson PLC(a)	646,683
		6,096,431
	Interactive Media & Services — 7.6%
24,416	Alphabet, Inc., Class A(a)	5,935,530
30,213	Alphabet, Inc., Class C(a)	7,358,376
572	Baidu, Inc., ADR(b)	75,372
11,357	Meta Platforms, Inc., Class A(a)	8,340,354
		21,709,632
	IT Services — 0.9%
5,570	Amdocs Ltd.(a)	457,018
6,412	International Business Machines Corp.(a)	1,809,210
1,283	Shopify, Inc., Class A(a)(b)	190,667
1,000	Twilio, Inc., Class A(a)(b)	100,090
		2,556,985
	Leisure Products — 0.0%
1,568	Brunswick Corp.(a)	99,160
	Life Sciences Tools & Services — 0.9%
13,295	Avantor, Inc.(a)(b)	165,922
371	Bio-Rad Laboratories, Inc., Class A(a)(b)	104,025
487	ICON PLC(a)(b)	85,225
1,145	Illumina, Inc.(a)(b)	108,741
3,518	Thermo Fisher Scientific, Inc.(a)	1,706,300
1,262	Waters Corp.(a)(b)	378,360
		2,548,573
	Machinery — 1.7%
1,549	AGCO Corp.(a)	165,851
4,067	Caterpillar, Inc.(a)	1,940,569
2,064	Cummins, Inc.(a)	871,772
2,108	Deere & Co.(a)	963,904
8,812	Otis Worldwide Corp.(a)	805,681
		4,747,777

Shares	Description	Value (†)
	Media — 0.2%
15,962	Interpublic Group of Cos., Inc.(a)	$445,499
2,337	Liberty Broadband Corp., Class C(a)(b)	148,493
		593,992
	Metals & Mining — 0.5%
5,282	Alcoa Corp.(a)	173,725
9,597	Barrick Mining Corp.(a)	314,494
537	Reliance, Inc.(a)	150,806
4,015	Rio Tinto PLC, ADR(a)	265,030
2,152	Southern Copper Corp.(a)	261,167
15,961	Vale SA, ADR(a)	173,336
		1,338,558
	Multi-Utilities — 0.9%
11,208	Ameren Corp.(a)	1,169,891
17,690	CMS Energy Corp.(a)	1,295,969
		2,465,860
	Oil, Gas & Consumable Fuels — 2.7%
13,496	Canadian Natural Resources Ltd.(a)	431,332
15,568	Cenovus Energy, Inc.(a)	264,500
1,244	Cheniere Energy, Inc.(a)	292,315
16,147	ConocoPhillips(a)	1,527,345
3,390	Enbridge, Inc.(a)	171,059
29,037	Exxon Mobil Corp.(a)	3,273,922
2,927	HF Sinclair Corp.(a)	153,199
9,993	Ovintiv, Inc.(a)	403,517
5,430	Suncor Energy, Inc.(a)	227,028
4,223	Targa Resources Corp.(a)	707,522
4,411	TC Energy Corp.(a)	240,003
		7,691,742
	Passenger Airlines — 0.3%
25,687	American Airlines Group, Inc.(a)(b)	288,722
8,680	Delta Air Lines, Inc.(a)	492,590
		781,312
	Personal Care Products — 0.0%
3,493	BellRing Brands, Inc.(a)(b)	126,971
	Pharmaceuticals — 2.9%
2,911	AstraZeneca PLC, ADR(a)	223,332
4,265	Eli Lilly & Co.(a)	3,254,195
999	Jazz Pharmaceuticals PLC(a)(b)	131,668
14,483	Johnson & Johnson(a)	2,685,438
17,410	Merck & Co., Inc.(a)	1,461,221
2,284	Novartis AG, ADR(a)	292,900
6,802	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	137,401
		8,186,155
	Professional Services — 0.6%
1,430	Booz Allen Hamilton Holding Corp.(a)	142,929
2,016	Leidos Holdings, Inc.(a)	380,943
3,533	SS&C Technologies Holdings, Inc.(a)	313,589
2,879	TransUnion(a)	241,203
2,855	Verisk Analytics, Inc.(a)	718,061
		1,796,725
	Real Estate Management & Development — 0.1%
913	Jones Lang LaSalle, Inc.(a)(b)	272,330
	Residential REITs — 0.2%
17,902	Invitation Homes, Inc.(a)	525,066
	Retail REITs — 0.5%
8,220	NNN REIT, Inc.(a)	349,925
17,249	Realty Income Corp.(a)	1,048,567
		1,398,492
	Semiconductors & Semiconductor Equipment — 13.9%
10,310	Advanced Micro Devices, Inc.(a)(b)	1,668,055
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
7,088	Applied Materials, Inc.(a)	$1,451,197
307	ASML Holding NV(a)	297,204
24,375	Broadcom, Inc.(a)	8,041,556
2,535	Entegris, Inc.(a)	234,386
2,258	Marvell Technology, Inc.(a)	189,830
6,904	Micron Technology, Inc.(a)	1,155,177
125,351	NVIDIA Corp.(a)	23,387,990
8,401	QUALCOMM, Inc.(a)	1,397,590
1,390	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	388,213
6,746	Texas Instruments, Inc.(a)	1,239,443
		39,450,641
	Software — 10.9%
3,261	Adobe, Inc.(a)(b)	1,150,318
583	Atlassian Corp., Class A(a)(b)	93,105
1,268	Check Point Software Technologies Ltd.(a)(b)	262,362
5,170	Fortinet, Inc.(a)(b)	434,693
1,767	Intuit, Inc.(a)	1,206,702
38,537	Microsoft Corp.(a)	19,960,239
9,145	Oracle Corp.(a)	2,571,940
11,360	Palantir Technologies, Inc., Class A(a)(b)	2,072,291
6,421	Salesforce, Inc.(a)	1,521,777
589	SAP SE, ADR(a)	157,387
1,510	ServiceNow, Inc.(a)(b)	1,389,623
3,530	Zoom Communications, Inc.(a)(b)	291,225
		31,111,662
	Specialized REITs — 0.6%
15,663	CubeSmart(a)	636,858
8,822	Gaming & Leisure Properties, Inc.(a)	411,193
3,569	SBA Communications Corp.(a)	690,066
		1,738,117
	Specialty Retail — 1.7%
626	Burlington Stores, Inc.(a)(b)	159,317
933	Dick's Sporting Goods, Inc.(a)	207,331
2,765	Gap, Inc.(a)	59,143
6,996	Home Depot, Inc.(a)	2,834,709
5,302	Lowe's Cos., Inc.(a)	1,332,446
1,409	Williams-Sonoma, Inc.(a)	275,389
		4,868,335
	Technology Hardware, Storage & Peripherals — 7.1%
76,816	Apple, Inc.(a)	19,559,658
3,952	Dell Technologies, Inc., Class C(a)	560,275
3,303	Super Micro Computer, Inc.(a)(b)	158,346
		20,278,279
	Tobacco — 0.2%
10,975	British American Tobacco PLC, ADR(a)	582,553
	Trading Companies & Distributors — 0.2%
1,842	Ferguson Enterprises, Inc.(a)	413,677
304	Watsco, Inc.(a)	122,907
		536,584
	Wireless Telecommunication Services — 0.2%
11,773	America Movil SAB de CV, ADR(a)	247,233
22,530	Vodafone Group PLC, ADR(a)	261,348
		508,581
	Total Common Stocks (Identified Cost $134,932,518)	284,109,948

Principal Amount	Description	Value (†)
Short-Term Investments — 1.4%
$3,961,884
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 9/30/2025 at 2.650% to
be repurchased at $3,962,176 on 10/01/2025
 collateralized by $3,948,200 U.S. Treasury Note,
4.375% due 8/31/2028 valued at $4,041,219 including
accrued interest(c)
(Identified Cost $3,961,884)
		$3,961,884
	Total Investments — 101.4% (Identified Cost $138,894,402)	288,071,832
	Other assets less liabilities — (1.4)%	(3,967,297)
	Net Assets — 100.0%	$284,104,535

Written Options — (1.5%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.5%)
S&P 500® Index, Call(d)	10/17/2025	6,650	(47)	$(31,435,762)	$(295,371)	$(462,245)
S&P 500® Index, Call(d)	10/31/2025	6,700	(47)	(31,435,762)	(406,432)	(490,445)
S&P 500® Index, Call(d)	10/31/2025	6,750	(47)	(31,435,762)	(279,068)	(356,965)
S&P 500® Index, Call(d)	11/21/2025	6,600	(47)	(31,435,762)	(585,797)	(998,985)
S&P 500® Index, Call(d)	11/21/2025	6,700	(47)	(31,435,762)	(406,200)	(677,035)
S&P 500® Index, Call(d)	11/21/2025	6,850	(47)	(31,435,762)	(407,701)	(315,605)
S&P 500® Index, Call(d)	11/28/2025	6,800	(47)	(31,435,762)	(287,758)	(468,590)
S&P 500® Index, Call(d)	11/28/2025	6,900	(46)	(30,766,916)	(189,577)	(267,260)
S&P 500® Index, Call(d)	12/19/2025	6,950	(47)	(31,435,762)	(345,604)	(328,295)
Total					$(3,203,508)	$(4,365,425)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$284,109,948	$ —	$ —	$284,109,948
Short-Term Investments	—	3,961,884	—	3,961,884
Total Investments	$284,109,948	$3,961,884	$—	$288,071,832

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(4,365,425)	$ —	$ —	$(4,365,425)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.